Chesapeake Funding II LLC
Asset Backed Notes
Specified Procedures

Report To:
Element Fleet Management Corp.

 May 24, 2019

Element Fleet Management Corp.
Re:	Chesapeake Funding II LLC, Asset Backed Notes (the “Notes”) Specified Procedures
We have performed the procedures enumerated in Attachment A, which were agreed to by Element Fleet Management Corp. (the “Sponsor”) and by the financial institution(s) identified to us in our engagement letter(s) with the Sponsor (together with the Sponsor, the “Specified Parties”), solely to assist Chesapeake Funding II LLC (the “Issuer”) in evaluating the accuracy of certain information with respect to a pool of vehicle leases and loans and vehicles subject to, or anticipated to be subject to, those leases and loans (the “Receivables”) relating to the Chesapeake Funding II LLC securitization transaction(s). This specified procedures (“Specified Procedures”) engagement was conducted in accordance with Section 9100 of the Chartered Professional Accountants of Canada (CPA Canada) Handbook – Assurance.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described below, either for the purpose for which this report has been requested or for any other purpose.

For the purpose of the specified procedures described in this report, representatives of the Sponsor, on behalf of the Issuer (“representatives of the Sponsor”), provided us with:
a.
Electronic data files labeled “CII SUBI 2 - GFT_Active_2018.12.31_ FINAL.xlsb” from the Sponsor’s asset management system (the “Provided Data Tape”) and “12.2018 FinServ Chase Fund.xlsx” from the Sponsor’s financial services asset management system (“Fin Serv Chase Fund file”), which representatives of the Sponsor indicated contains information as of December 31, 2018 on a pool of leases and loans and vehicles that are subject to, or anticipated to be subject to, those leases and loans from the Sponsor’s asset management system and that representatives of the Sponsor indicated are expected to be representative of the Receivables,

b.	Imaged copies of:
i.
For each of the Sample Receivables (as defined in Attachment A) identified as Lease Sample Receivables or Loan Sample Receivables (as defined in Attachment A), certain printed screen shots of the Asset Management System Inquiry Screen ("ACFI Screen"), the Asset Management Physical Information Inquiry Screen ("AAMI Screen"), the Asset Management Closed-End Inquiry Screen ("ACEI Screen"), the Asset Management  Audit History Screen (“AAAI Screen”), and the Client Organization Screen ("CCOI Screen") from the Sponsor’s asset management system (collectively and as applicable, the “Automobile Lease Documents”),

ii.
For each of the Sample Receivables identified as Financial Services Leases (as defined in Attachment A), certain printed screen shots of the financial services asset management system and the CCOI Screen from the Sponsor’s asset management system (collectively and as applicable, the “Financial Lease Documents”),

iii.
For each of the Sample Receivables, excluding those that representatives of the Sponsor have informed us are equipment leases, either (a) a copy of the certificate of title or online registration title approval from state-approved service providers including Dealertrack, PDP Group, Inc., Metro Title or other similar providers, or (b) evidence that a certificate of title has been applied for and all required fees to obtain such certificate of title have been paid (any of the foregoing, a “Certificate of Title”),

iv.
For each of the Sample Receivables, the Master Lease Agreement, Operating Lease Agreement, Assumption Agreement, Purchase Agreement, Letter of Intent, the Fleet Loan Agreement or Promissory Note Agreement, including the Funding Documentation (as defined in Attachment A) (collectively and as applicable, the “Master Lease Agreement”),

	v.	For each of the Sample Receivables, the credit file and any amendments thereto (collectively, the “Credit File”), and
	vi.	For each of the Sample Receivables, the Certificate of Insurance Coverage, an insurance binder signed by the applicable insurer, or, in the case of a self-insured obligor, evidence from the applicable state insurance authorities verifying the self-insured status of such obligor certificate indicating insurance coverage (any of the foregoing, the “Insurance Coverage File” and together with the Automobile Lease Documents, Financial Lease Documents, Title, Master Lease Agreement, Funding Documentation and Credit File, the “Source Documents”).

The procedures in Attachment A were limited to comparing or observing certain information that is further described in Attachment A.  The Issuer is responsible for the Provided Data Tape, Source Documents, and the determination of the procedures, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any further Specified Procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Provided Data Tape.  We have not verified, and we make no representation as to the accuracy, completeness or reasonableness of the information on the Source Documents or any other information provided to us by the Sponsor, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Receivables or Statistical Receivables, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any procedures, assumptions and methodologies provided to us by the Sponsor, on behalf of the Issuer, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with auditing standards established by CPA Canada on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The Specified Procedures described in this report were not conducted for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
	i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
	ii.	The value of the collateral securing the Receivables,
	iii.	Whether the originator of the Receivables complied with federal, state or local laws or regulations, or
iv.
Any other factor or characteristic of the Receivables that would be material to the likelihood that the Issuer will pay interest on and principal of the Notes in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

Sincerely,
/s/ Ernst & Young LLP
May 24, 2019

Attachment A

Procedures performed and our associated findings

Specified Procedures			Results
1.1
Representatives of the Sponsor, will provide us with the Provided Data Tape containing certain characteristics of the Receivables which are expected to be representative of the Receivables. We will randomly select 300 Receivables from the Provided Data Tape (the “Sample Receivables”). The information on the Provided Data Tape is as of December 31, 2018 (the “Cut-off Date”). Except as described below, we will not perform any procedures to determine the accuracy, completeness or reasonableness of the information on the Provided Data Tape. Procedures described below will be performed as of the Cut-off Date.

1.1
Representatives of the Sponsor provided us with the Provided Data Tape containing certain characteristics of the Receivables which are expected to be representative of the Receivables.  The information on the Provided Data Tape was as at December 31, 2018 (the “Cut-Off Date”). We randomly selected 300 Sample Receivables.

Representatives of the Sponsor will also provide us with a Fin Serv Chase Fund file containing certain characteristics of the Financial Services Leases which are expected to be representative of the financial services leases. The information on the Fin Serv Chase Fund file is as of the Cut-off Date. Except as described below, we will not perform any procedures to determine the accuracy, completeness or reasonableness of the information on the Fin Serv Chase Fund file. Procedures described below will be performed as of the Cut-off Date.

Representatives of the Sponsor provided us with a Fin Serv Chase Fund file containing certain characteristics of the Financial Services Leases which are expected to be representative of the financial services leases. The information on the Fin Serv Chase Fund file was as of the Cut-off Date.

a)	For each Sample Receivable, we will compare certain characteristics (the "Characteristics") set forth on the Provided Data Tape to the asset management system as indicated in the table below:
	i.	Unit number
All Sample Receivables selected were identified as Lease Sample Receivables and Loan Sample Receivables by representatives of the Sponsor, identified by having “FA” in the CORP_CD field and identifier “LS”, “OE”, “CE” or “LN” in the CONTRACT_CD field in the Provided Data Tape. For each of the Sample Receivables selected in Specified Procedure 1.1, we compared the following characteristics per the Provided Data Tape to the Automobile Lease Documents:

	ii.	Client number
	iii.	Legal name of the obligor
	iv.	Vehicle make
	v.	Vehicle model
	vi.	Vehicle type

Attachment A

vii.	Contract type	i.	Unit number – All information was in agreement.
viii.	Lease term	ii.	Client number – All information was in agreement.
ix.	Vehicle index (loans and floating rate leases only)	iii.	Legal name of the obligor – All information was in agreement.
x.	Vehicle spread rate (loans and floating rate leases only)	iv.	Vehicle make – All information was in agreement.
xi.	Fixed benchmark rate (fixed rate leases only)	v.	Vehicle model – All information was in agreement.
xii.	Fixed spread rate (fixed rate leases only)	vi.	Vehicle type – All information was in agreement.
xiii.	Vehicle capitalized cost	vii.	Contract type - For 4 Sample Receivables (Unit numbers 18003200, 18003216, 18000570 and 18001574) the contract types were “LS” per the Provided Data Tape and “CE” per the Automobile Lease Documents. For the remaining Sample Receivables, all information was in agreement.
xiv.	Initial bill date
xv.	Vehicle residual value (for closed-end leases only)
xvi.	Current book value as of the Cut-off Date	viii.	Lease term – All information was in agreement.

With respect to the Sample Receivables identified as vehicle management services leases (“Lease Sample Receivables”) by the Sponsor (in the Provided Data Tape, the Sponsor, on behalf of the Issuer, has indicated to us that this is noted by the identifier “FA” in the CORP_CD field and identifier “LS, “OE” or “CE” in the CONTRACT_CD field), we will compare the Characteristics noted above to the corresponding information set forth on or derived from the Automobile Lease Documents obtained from the asset management system. Any discrepancies will be included as an exception within our report.
		ix.	Vehicle index – All information was in agreement.
		x.	Vehicle spread rate – All information was in agreement.
		xi.	Fixed benchmark rate – All information was in agreement.
xii.
Fixed spread rate – For 4 Sample Receivables that are with the same obligor, the Fixed spread rates per the Provided Data Tape were not in agreement with the Automobile Lease Documents. The details are as follows:

With respect to the Sample Receivables identified as vehicle management services loans (“Loan Sample Receivables”) by the Sponsor (in the Provided Data Tape, the Sponsor, on behalf of the Issuer, has indicated to us that this is noted by the identifier “LN” in the CONTRACT_CD field), we will compare the Characteristics noted above to the corresponding information set forth on or derived from the Automobile Lease Documents obtained from the asset management system. Any discrepancies will be included as an exception within our report.

With respect to the Sample Receivables that have an Initial bill date after the Cut-off Date, we will compare Characteristic xvi. to the Vehicle capitalized cost in the ACFI Screen.			Unit number	Fixed spread rate per Provided Data Tape	Fixed spread rate per Automobile Lease Documents

With respect to the Sample Receivables identified as financial services leases (“Financial Services Leases”) by the Sponsor (in the Provided Data Tape, the Sponsor, on behalf of the Issuer, has indicated to us that this is noted by "FinServ" in the Lease Pool field), we will compare the Characteristics i, ii, vi through viii, xi through xiii and xv to the corresponding information set forth on or derived from an obtained copy (“print screens”) from the financial services asset management system.  We will compare Characteristic iii to the CCOI Screen from the asset management system. We will compare Sample Characteristic xvi to a system generated report from the financial services asset management system. For Sample Characteristics iv, v, and xiv, we will compare the information set forth in the Fin Serv Chase Fund file to print screens from the financial services asset management system. Any discrepancies will be included as an exception within our report.

			18003200	1.1303	0.95
			18003216	1.0616	0.95
			18000570	1.0653	0.95
			18001574	1.0721	0.95

Per representatives of the Sponsor, the Provided Data Tape had temporary spread rates at the Cut-off Date as the obligor setup was in progress.  We were informed the rates have been subsequently updated in the

Attachment A

data tape and no adjustments were needed to the client’s billing.
For the remaining Sample Receivables, all information was in agreement.
	xiii.	Vehicle capitalized cost – All information was in agreement.
	xiv.	Initial bill date - All information was in agreement.
	xv.	Vehicle residual value (for closed-end leases only) – All information was in agreement.
	xvi.	Current book value as of the Cut-off date - for 3 Sample Receivables (Unit numbers 9864353, 09231 and 15798), the Current book values per the Provided Data Tape were not in agreement with the Automobile Lease Documents, which representatives of the Sponsor informed us that this is due to the fact that the vehicles were taken off the road prior to the Cut-off Date or adjustments had been made to the Vehicle capitalized cost subsequent to the Cut-off Date. For the remaining Sample Receivables, all information was in agreement.
b)

For Lease Sample Receivables, excluding those Sample Receivables that representatives of the Sponsor have informed us are equipment leases, we will obtain the Certificate of Title, from representatives of the Sponsor and we will observe whether (i) the title owner is D.L. Peterson Trust or D.L. Peterson Trust LSR and (ii) the lien holder is either Chesapeake Funding LLC, ELE Funding LLC or Raven Funding LLC (for vehicles acquired prior to June 30, 2006); or whether (i) the title owner is Gelco Fleet Trust or Gelco Fleet Trust LSR and (ii) the lien holder is GE Capital Bank, GE Title Agent, Chesapeake Funding LLC, or ELE Funding, LLC in all cases unless otherwise specified. Any other title owner or lien holder will

For the Lease Sample Receivables,  excluding those Sample Receivables that representatives of the Sponsor have informed us are equipment leases, we obtained the Certificate of Title and observed whether (i) the title owner is D.L. Peterson Trust or D.L. Peterson Trust LSR and (ii) the lien holder is either Chesapeake Funding LLC, ELE Funding LLC or Raven Funding LLC (for vehicles acquired prior to June 30, 2006); or whether (i) the title owner is Gelco Fleet Trust or Gelco Fleet Trust LSR and (ii) the lien holder is GE Capital Bank, GE Title Agent, Chesapeake Funding LLC, or ELE Funding, LLC. For 2 Lease Sample Receivables (Unit numbers 18403 and 18278), representatives of the Sponsor provided us with VIN searches from the Kansas website and we noted for both vehicles, the

Attachment A

	be identified as an exception within our report.		title owner is Gelco Fleet Trust and the lienholder is ELE Funding LLC. Except for these items, we noted no other exceptions.

For the Loan Sample Receivables, we will obtain the Certificate of Title from representatives of the Sponsor and we will observe whether the lien holder is either Gelco Corporation or Element Fleet Corporation. Any other lien holder will be identified as an exception within our report.

For the Loan Sample Receivables, we obtained the Certificate of Title from representatives of the Sponsor and observed whether the lien holder is either Gelco Corporation or Element Fleet Corporation. No exceptions were noted.

c)	For each of the Sample Receivables, we will obtain a copy of the Master Lease Agreement from representatives of the Sponsor to observe that:		For each of the Sample Receivables, we obtained a copy of the Master Lease Agreement from representatives of the Sponsor and observed that:
	i.	there was a signature included in the area required to be signed by a representative of the Sponsor or e-signature;	i.	there was a signature included in the area required to be signed by a representative of the Sponsor;
ii.
either, a LIBOR/CP flex program supplement, cost of funds, interest rate swap supplement, treasury note, fixed rate note, closed-end rate schedule, vehicle requisition, schedule A/vehicle record, equipment schedule, or rate schedule (the "Funding Documentation") is included.
			ii.	the Funding Documentation is included.
	An omission of a signature, e-signature or Funding Documentation will be identified as an exception in our report.		No exceptions were noted.

d)
With respect to each "active" obligor (as identified by representatives of the Sponsor) of the Sample Receivables, we will obtain a copy of the Credit File from representatives of the Sponsor to observe that the Credit File contains either a line of credit authorization form or addendum to the line of credit authorization form that:

With respect to each "active" obligor (as identified by representatives of the Sponsor) of the Sample Receivables, we obtained the Credit File and observed that it contains an electronic or physical signature approval.

	i. ii.	has an electronic or physical signature in the area where an approval signature is required, and; has not expired as at December 31, 2018.
Pursuant to the Sponsor’s credit policies, for Sample Receivables of clients who are approved through the Sponsor’s automatic scoring process, we observed evidence that the files passed the approval tests and that the expiration date is after December 31, 2018.

Attachment A

Pursuant to the Sponsor’s credit policies, for clients approved through the Sponsor’s automatic scoring process, we will observe evidence that the files passed the approval tests and that the expiration date is after December 31, 2018. For clients whose latest Credit Files have expired prior to December 31, 2018 and were not renewed, or the client no longer passes the automatic scoring process, we will obtain a print screen from the asset management system and verify that the origination date (“in service date”) of the Sample Receivable(s) is prior to the expiration date of the client’s last Credit File. Any discrepancies will be included as exceptions within our report.

For 2 obligors of the Sample Receivables (Client numbers 81 and 1033), representatives of the Sponsor provided us with e-mail extensions approvals to extend the Credit Files to a date after the Cut-off Date. Other than these items, no further exceptions were noted.

e)
With respect to each obligor of the Lease Sample Receivables, we will obtain the Insurance Coverage File to note that the Servicer (either Element Vehicle Management Services Group LLC, Gelco Corporation, or Element Fleet Corporation) and either D.L. Peterson Trust or Gelco Fleet Trust are identified as an additional insured or loss payee either (i) directly, by being named in such evidence of insurance, or (ii) indirectly, (a) by acknowledgment contained in the Certificate of Insurance or the signed insurance binder that the coverage as an Additional Insured extends to “lessors” generally, or (b) by acknowledgment contained in the Certificate of Insurance or the signed insurance binder that additional insured coverage (or loss payee status) is extended to parties when required by written contract and in accordance with the policy provisions of the underlying policy or policies (or language of substantially equivalent effect). In instances where coverage as an additional insured or status as a loss payee is evidenced by a statement that such coverage is extended to parties when required by written contract, we will confirm that the applicable lease agreement requires the obligor of the Lease Sample Receivables to maintain insurance coverage that 1) requires the Servicer and D.L. Peterson Trust or Gelco Fleet Trust be named as

We obtained a copy of the Insurance Coverage File for each of the Lease Sample Receivables and verified that the Servicer and either D.L. Peterson Trust or Gelco Fleet Trust are identified as an additional insured or loss payee either (i) directly, by being named in such evidence of insurance, or (ii) indirectly, (a) by acknowledgment contained in the Certificate of Insurance or the signed insurance binder that the coverage as an Additional Insured extends to “lessors” generally, or (b) by acknowledgment contained in the Certificate of Insurance or the signed insurance binder that additional insured coverage (or loss payee status) is extended to parties when required by written contract and in accordance with the policy provisions of the underlying policy or policies (or language of substantially equivalent effect). In instances where coverage as an additional insured or status as a loss payee was evidenced by a statement that such coverage is extended to parties when required by written contract, we confirmed that the applicable lease agreement requires the obligor of the Lease Sample Receivables to maintain insurance coverage that 1) requires the Servicer and D.L. Peterson Trust or Gelco Fleet Trust be named as additional insured or loss payee, or 2) requires the obligor to name parties as loss payee or additional insured as directed by the lessor thereunder, or 3) requires the obligor to name the lessor thereunder as additional insured or loss payee, where “lessor” status

Attachment A

additional insured or loss payee, or 2) requires the obligor to name parties as loss payee or additional insured as directed by the lessor thereunder, or 3) requires the obligor to name the lessor thereunder as additional insured or loss payee, where the “lessor” status is freely assignable to the Servicer, affiliates of the Servicer, or titling trusts per the terms of the applicable lease agreement. The Insurance Coverage File obtained will be in the name of the obligor or the guarantor of the obligor per the Credit File. Any discrepancies will be included as an exception within our report.

is freely assignable to the Servicer, affiliates of the Servicer, or titling trusts per the terms of the applicable lease agreement. The Insurance Coverage Files obtained were in the name of the obligor or the guarantor of the obligor per the Credit File, except for the Lease Sample Receivables noted below.

We noted the following:

•
For 4 obligors of the Lease Sample Receivables (Client numbers 1054, 2994, 5905 and 101374), representatives of the Sponsor provided us with Certificates of Insurance in the name of a parent or subsidiary entity. We confirmed that the applicable Master Lease Agreements required the obligors to maintain insurance coverage that named the Servicer and D.L. Peterson Trust or Gelco Fleet Trust per the terms of the agreements.

•
For 1 obligor of a Lease Sample Receivable (Client number 17435/17493), the Certificate of Insurance did not contain (a) acknowledgement that the coverage as an Additional Insured extends to “lessors” generally, or (b) acknowledgment that additional insured coverage (or loss payee status) is extended to parties when required by written contract and in accordance with the policy provisions of the underlying policy or policies (or language of substantially equivalent effect). We confirmed that the applicable Master Lease Agreement requires the obligor of the Sample Receivables to maintain insurance coverage with an additional insured endorsement as specified by the Lessor.

Other than these items, no further exceptions were noted.